Calvert
Small-Cap Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 4.1%
Hexcel Corp.	534,698	$ 24,179,043
Mercury Systems, Inc.(1)	314,321	24,724,490
		$ 48,903,533
Auto Components — 2.8%
Dana, Inc.	738,104	$ 8,997,488
Dorman Products, Inc.(1)	214,064	14,357,272
Visteon Corp.(1)	152,091	10,418,234
		$ 33,772,994
Banks — 6.6%
City Holding Co.	107,271	$6,990,851
Commerce Bancshares, Inc.	162,096	9,639,849
Community Bank System, Inc.	237,240	13,527,425
First Citizens Bancshares, Inc., Class A	39,528	16,009,631
Glacier Bancorp, Inc.	239,429	8,449,449
Independent Bank Corp.	105,427	7,073,097
Stock Yards Bancorp, Inc.	180,745	7,265,949
Westamerica BanCorp.	159,580	9,163,084
		$78,119,335
Biotechnology — 2.9%
Emergent BioSolutions, Inc.(1)	229,289	$18,132,174
Ligand Pharmaceuticals, Inc.(1)(2)	149,901	16,766,427
		$34,898,601
Building Products — 2.8%
AZEK Co., Inc. (The)(1)	294,274	$9,375,570
CSW Industrials, Inc.	150,939	10,431,394
Trex Co., Inc.(1)	103,583	13,473,041
		$33,280,005
Capital Markets — 0.6%
Cohen & Steers, Inc.	104,275	$7,095,914
		$7,095,914
Chemicals — 3.0%
Minerals Technologies, Inc.	468,947	$22,007,683
Sensient Technologies Corp.	253,485	13,221,777
		$35,229,460
Commercial Services & Supplies — 1.0%
Herman Miller, Inc.	242,309	$5,720,915
Kimball International, Inc., Class B	254,292	2,939,616
Security	Shares	Value
Commercial Services & Supplies (continued)
UniFirst Corp.	19,702	$ 3,525,673
		$ 12,186,204
Diversified Consumer Services — 3.0%
K12, Inc.(1)	306,795	$ 8,357,096
ServiceMaster Global Holdings, Inc.(1)	780,372	27,851,477
		$ 36,208,573
Electric Utilities — 0.8%
Portland General Electric Co.	215,692	$ 9,018,083
		$9,018,083
Energy Equipment & Services — 0.6%
Core Laboratories NV	339,556	$6,899,778
		$6,899,778
Equity Real Estate Investment Trusts (REITs) — 7.7%
CubeSmart	765,227	$20,653,477
EastGroup Properties, Inc.	168,299	19,961,944
Healthcare Realty Trust, Inc.	703,310	20,599,950
Rexford Industrial Realty, Inc.	430,267	17,825,962
STORE Capital Corp.	537,004	12,786,065
		$91,827,398
Food & Staples Retailing — 0.5%
Performance Food Group Co.(1)	191,611	$5,583,545
		$5,583,545
Food Products — 3.9%
Flowers Foods, Inc.	519,645	$11,619,262
Lancaster Colony Corp.	45,397	7,036,081
Nomad Foods, Ltd.(1)	1,286,783	27,601,496
		$46,256,839
Gas Utilities — 2.1%
ONE Gas, Inc.	329,185	$25,363,704
		$25,363,704
Health Care Equipment & Supplies — 7.1%
Envista Holdings Corp.(1)	461,113	$9,724,873
Haemonetics Corp.(1)	286,324	25,643,177
ICU Medical, Inc.(1)	123,218	22,710,310
Integra LifeSciences Holdings Corp.(1)	403,733	18,971,414
Tandem Diabetes Care, Inc.(1)	74,893	7,408,415
		$84,458,189

Calvert
Small-Cap Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 8.3%
Addus HomeCare Corp.(1)	217,498	$ 20,131,615
Amedisys, Inc.(1)	54,961	10,911,957
Chemed Corp.	54,987	24,802,986
LHC Group, Inc.(1)	144,602	25,207,020
R1 RCM, Inc.(1)	1,584,859	17,671,178
		$ 98,724,756
Health Care Technology — 0.5%
Phreesia, Inc.(1)	215,001	$ 6,080,228
		$6,080,228
Hotels, Restaurants & Leisure — 0.5%
Choice Hotels International, Inc.	67,541	$5,328,985
		$5,328,985
Insurance — 6.7%
AMERISAFE, Inc.	211,892	$12,959,315
First American Financial Corp.	211,799	10,170,588
Horace Mann Educators Corp.	529,900	19,463,227
RLI Corp.	168,187	13,808,152
Selective Insurance Group, Inc.	442,562	23,340,720
		$79,742,002
IT Services — 2.2%
NIC, Inc.	1,152,666	$26,465,211
		$26,465,211
Leisure Products — 1.0%
Brunswick Corp.	179,169	$11,468,608
		$11,468,608
Machinery — 6.4%
Middleby Corp.(1)	149,901	$11,833,185
Mueller Water Products, Inc., Class A	2,958,864	27,902,087
RBC Bearings, Inc.(1)	79,055	10,596,532
Welbilt, Inc.(1)	741,098	4,513,287
Woodward, Inc.	279,463	21,672,356
		$76,517,447
Professional Services — 2.0%
CBIZ, Inc.(1)	1,003,803	$24,061,158
		$24,061,158
Road & Rail — 1.8%
Landstar System, Inc.	191,958	$21,558,803
		$21,558,803
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.2%
Silicon Laboratories, Inc.(1)	145,852	$ 14,624,580
		$ 14,624,580
Software — 11.5%
ACI Worldwide, Inc.(1)	1,229,682	$ 33,189,117
Altair Engineering, Inc., Class A(1)	650,836	25,870,731
CDK Global, Inc.	458,348	18,984,774
Envestnet, Inc.(1)	341,863	25,140,605
RealPage, Inc.(1)	514,344	33,437,504
		$136,622,731
Specialty Retail — 2.4%
Five Below, Inc.(1)	51,504	$5,506,293
Lithia Motors, Inc., Class A	60,029	9,084,188
National Vision Holdings, Inc.(1)	446,373	13,623,304
		$28,213,785
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	58,462	$4,710,868
Deckers Outdoor Corp.(1)	21,662	4,254,200
		$8,965,068
Thrifts & Mortgage Finance — 0.8%
Washington Federal, Inc.	338,329	$9,080,750
		$9,080,750
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	243,678	$15,203,070
		$15,203,070
Water Utilities — 1.6%
Middlesex Water Co.	275,899	$18,534,895
		$18,534,895
Total Common Stocks (identified cost $1,107,177,350)		$1,170,294,232

Calvert
Small-Cap Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(3)(4)	$2,516	$ 2,478,548
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(4)(5)	152	146,513
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(4)(5)	195	166,910
Total High Social Impact Investments (identified cost $2,862,603)		$ 2,791,971

Short-Term Investments — 1.2%
Other — 0.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(6)	6,320,796	$ 6,320,796
Total Other (identified cost $6,320,796)		$ 6,320,796
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(7)	7,133,973	$ 7,133,973
Total Securities Lending Collateral (identified cost $7,133,973)		$ 7,133,973
Total Short-Term Investments (identified cost $13,454,769)		$ 13,454,769
Total Investments — 99.9% (identified cost $1,123,494,722)		$1,186,540,972
Other Assets, Less Liabilities — 0.1%		$ 1,644,834
Net Assets — 100.0%		$1,188,185,806

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $11,932,605 and the total market value of the collateral received by the Fund was $12,322,002, comprised of cash of $7,133,973 and U.S. government and/or agencies securities of $5,188,029.
(3)	Affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,791,971, which represents 0.2% of the net assets of the Fund as of June 30, 2020.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(7)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$2,515,603
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	152,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	195,000

Calvert
Small-Cap Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $8,799,344, which represents 0.7% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,394,489	$ —	$(1,401,905)	$ —	$7,416	$ —	$4,089	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	2,515,603	—	—	(37,055)	2,478,548	20,439	2,515,603
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	100,107,059	(93,786,263)	—	—	6,320,796	1,828	6,320,796
Totals				$ —	$(29,639)	$8,799,344	$26,356

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,170,294,232(1)	$ —	$ —	$1,170,294,232
High Social Impact Investments	—	2,791,971	—	2,791,971
Short-Term Investments:
Other	—	6,320,796	—	6,320,796
Securities Lending Collateral	7,133,973	—	—	7,133,973
Total Investments	$1,177,428,205	$9,112,767	$ —	$1,186,540,972

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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